LAND USE RIGHTS (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Lot	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Intangible assets [Line Items]
Land use rights, number of parcels of land where premises are located | Lot	11
Short-term bank borrowings	$ 255.6	$ 1.1
Long-term bank borrowings	429.2	118.2
Amortization expense	5.3	$ 7.6	$ 8.2
Estimated amortization expense
2016	2.9
2017	2.1
2018	1.0
2019	0.4
2020	0.4
Land use rights [Member]
Intangible assets [Line Items]
Amortization expense	1.1
Estimated amortization expense
2016	1.3
2017	1.3
2018	1.3
2019	1.3
2020	1.3
Guaranteed by the company and other subsidiaries of the Group
Intangible assets [Line Items]
Short-term bank borrowings	95.5
Guaranteed by the company and other subsidiaries of the Group | Land use rights [Member]
Intangible assets [Line Items]
Net book value of asset pledged	33.6
Short-term bank borrowings	104.1
Long-term bank borrowings	$ 7.2